Allowance Movement (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 640,555	$ 730,607
Provision for loan losses	263,370	602,563
Charge-offs	(372,088)	(485,148)
Recoveries	125,831	155,178
Net write-down related to loans sold	(35,674)	(362,645)
Net write-downs related to loans transferred to discontinued operations	(20,202)
Balance at end of period	601,792	640,555
Segment, Continuing Operations [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for loan losses	270,134	606,106	397,073
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	519,719	538,463
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	82,073	102,092
PUERTO RICO
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	571,208	528,867
PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	426,775	445,297
Provision for loan losses	242,849	547,884
Charge-offs	(245,941)	(288,091)
Recoveries	65,452	84,330
Net write-down related to loans sold	0	(362,645)
Balance at end of period	489,135	426,775
PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	102,092	108,906
Provision for loan losses	46,135	69,396
Charge-offs	(77,531)	(82,783)
Recoveries	11,377	6,573
Balance at end of period	82,073	102,092
UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	30,584	111,688
UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member] | Segment, Continuing Operations [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	82,283	124,551
Provision for loan losses	(18,850)	(11,174)
Allowance transferred from discontinued operations	7,984
Charge-offs	(44,164)	(75,317)
Recoveries	39,005	44,223
Net write-down related to loans sold	(35,674)	0
Balance at end of period	30,584	82,283
UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member] | Segment, Discontinued Operations [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	29,405	51,853
Provision for loan losses	(6,764)	(3,543)
Allowance Transferred To Continuing Operations	(7,984)
Charge-offs	(4,452)	(38,957)
Recoveries	9,997	20,052
Net write-downs related to loans transferred to discontinued operations	(20,202)
Balance at end of period	0	29,405
Commercial Portfolio Segment Member
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	217,180	369,742
Provision for loan losses	128,590	145,311
Charge-offs	(124,766)	(196,758)
Recoveries	56,661	60,182
Net write-down related to loans sold	(19,182)	(161,297)
Net write-downs related to loans transferred to discontinued operations	(16,375)
Balance at end of period	242,108	217,180
Commercial Portfolio Segment Member | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	211,237	174,982
Commercial Portfolio Segment Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	30,871	42,198
Commercial Portfolio Segment Member | PUERTO RICO
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	232,460	170,348
Commercial Portfolio Segment Member | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	128,150	217,615
Provision for loan losses	112,821	157,433
Charge-offs	(70,402)	(112,266)
Recoveries	31,020	26,665
Net write-down related to loans sold	0	(161,297)
Balance at end of period	201,589	128,150
Commercial Portfolio Segment Member | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	42,198	72,060
Provision for loan losses	21,579	(2,255)
Charge-offs	(34,741)	(28,422)
Recoveries	1,835	815
Balance at end of period	30,871	42,198
Commercial Portfolio Segment Member | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	9,648	46,832
Commercial Portfolio Segment Member | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member] | Segment, Continuing Operations [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	24,930	37,554
Provision for loan losses	(2,979)	(3,440)
Allowance transferred from discontinued operations	7,984
Charge-offs	(16,628)	(26,116)
Recoveries	15,523	16,932
Net write-down related to loans sold	(19,182)	0
Balance at end of period	9,648	24,930
Commercial Portfolio Segment Member | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member] | Segment, Discontinued Operations [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	21,902	42,513
Provision for loan losses	(2,831)	(6,427)
Allowance Transferred To Continuing Operations	(7,984)
Charge-offs	(2,995)	(29,954)
Recoveries	8,283	15,770
Net write-downs related to loans transferred to discontinued operations	(16,375)
Balance at end of period	0	21,902
Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	24,833	17,375
Provision for loan losses	12,786	34,770
Charge-offs	(37,945)	(46,487)
Recoveries	14,225	21,021
Net write-down related to loans sold	0	(1,846)
Net write-downs related to loans transferred to discontinued operations	(27)
Balance at end of period	13,872	24,833
Commercial Real Estate Construction Financing Receivable Member | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	6,670	5,342
Commercial Real Estate Construction Financing Receivable Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	7,202	19,491
Commercial Real Estate Construction Financing Receivable Member | PUERTO RICO
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	12,685	24,586
Commercial Real Estate Construction Financing Receivable Member | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	5,095	5,862
Provision for loan losses	(3,121)	(7,563)
Charge-offs	(1,722)	(6,757)
Recoveries	5,231	15,399
Net write-down related to loans sold	0	(1,846)
Balance at end of period	5,483	5,095
Commercial Real Estate Construction Financing Receivable Member | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	19,491	9,946
Provision for loan losses	15,397	43,653
Charge-offs	(36,223)	(39,730)
Recoveries	8,537	5,622
Balance at end of period	7,202	19,491
Commercial Real Estate Construction Financing Receivable Member | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	1,187	247
Commercial Real Estate Construction Financing Receivable Member | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member] | Segment, Continuing Operations [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	214	1,196
Provision for loan losses	736	(982)
Allowance transferred from discontinued operations	0
Charge-offs	0	0
Recoveries	237	0
Net write-down related to loans sold	0	0
Balance at end of period	1,187	214
Commercial Real Estate Construction Financing Receivable Member | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member] | Segment, Discontinued Operations [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	33	371
Provision for loan losses	(226)	(338)
Allowance Transferred To Continuing Operations	0
Charge-offs	0	0
Recoveries	220	0
Net write-downs related to loans transferred to discontinued operations	(27)
Balance at end of period	0	33
Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	192,935	170,289
Provision for loan losses	32,504	288,301
Charge-offs	(58,062)	(70,253)
Recoveries	4,424	4,100
Net write-down related to loans sold	(7,531)	(199,502)
Net write-downs related to loans transferred to discontinued operations	0
Balance at end of period	164,270	192,935
Mortgages [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	123,322	156,929
Mortgages [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	40,948	36,006
Mortgages [Member] | PUERTO RICO
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	161,808	166,336
Mortgages [Member] | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	130,330	119,027
Provision for loan losses	34,530	258,541
Charge-offs	(45,389)	(49,418)
Recoveries	1,389	1,682
Net write-down related to loans sold	0	(199,502)
Balance at end of period	120,860	130,330
Mortgages [Member] | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	36,006	20,914
Provision for loan losses	13,384	25,706
Charge-offs	(9,156)	(10,679)
Recoveries	714	65
Balance at end of period	40,948	36,006
Mortgages [Member] | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	2,462	26,599
Mortgages [Member] | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member] | Segment, Continuing Operations [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	26,599	30,348
Provision for loan losses	(15,410)	4,054
Allowance transferred from discontinued operations	0
Charge-offs	(3,517)	(10,156)
Recoveries	2,321	2,353
Net write-down related to loans sold	(7,531)	0
Balance at end of period	2,462	26,599
Mortgages [Member] | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member] | Segment, Discontinued Operations [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	0	0
Provision for loan losses	0	0
Allowance Transferred To Continuing Operations	0
Charge-offs	0	0
Recoveries	0	0
Net write-downs related to loans transferred to discontinued operations	0
Balance at end of period	0	0
Legacy [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	13,704	33,102
Provision for loan losses	(10,423)	(21,981)
Charge-offs	(8,628)	(22,528)
Recoveries	18,541	25,111
Net write-down related to loans sold	(8,850)	0
Net write-downs related to loans transferred to discontinued operations	(1,400)
Balance at end of period	2,944	13,704
Legacy [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	2,944	13,704
Legacy [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	0	0
Legacy [Member] | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	2,944	13,704
Legacy [Member] | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member] | Segment, Continuing Operations [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	11,335	29,070
Provision for loan losses	(8,611)	(21,632)
Allowance transferred from discontinued operations	0
Charge-offs	(8,071)	(17,423)
Recoveries	17,141	21,320
Net write-down related to loans sold	(8,850)	0
Balance at end of period	2,944	11,335
Legacy [Member] | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member] | Segment, Discontinued Operations [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	2,369	4,032
Provision for loan losses	(1,812)	(349)
Allowance Transferred To Continuing Operations	0
Charge-offs	(557)	(5,105)
Recoveries	1,400	3,791
Net write-downs related to loans transferred to discontinued operations	(1,400)
Balance at end of period	0	2,369
Finance Leases Portfolio Segment Member
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	10,622	2,894
Provision for loan losses	470	11,234
Charge-offs	(6,028)	(6,034)
Recoveries	2,067	2,528
Net write-down related to loans sold	0	0
Net write-downs related to loans transferred to discontinued operations	0
Balance at end of period	7,131	10,622
Finance Leases Portfolio Segment Member | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	7,131	10,622
Finance Leases Portfolio Segment Member | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	0	0
Finance Leases Portfolio Segment Member | PUERTO RICO
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	7,131	10,622
Finance Leases Portfolio Segment Member | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	10,622	2,894
Provision for loan losses	470	11,234
Charge-offs	(6,028)	(6,034)
Recoveries	2,067	2,528
Net write-down related to loans sold	0	0
Balance at end of period	7,131	10,622
Finance Leases Portfolio Segment Member | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	0	0
Provision for loan losses	0	0
Charge-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	181,281	137,205
Provision for loan losses	99,443	144,928
Charge-offs	(136,659)	(143,088)
Recoveries	29,913	42,236
Net write-down related to loans sold	(111)	0
Net write-downs related to loans transferred to discontinued operations	(2,400)
Balance at end of period	171,467	181,281
Consumer [Member] | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	168,415	176,884
Consumer [Member] | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	3,052	4,397
Consumer [Member] | PUERTO RICO
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	157,124	156,975
Consumer [Member] | PUERTO RICO | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	152,578	99,899
Provision for loan losses	98,149	128,239
Charge-offs	(122,400)	(113,616)
Recoveries	25,745	38,056
Net write-down related to loans sold	0	0
Balance at end of period	154,072	152,578
Consumer [Member] | PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	4,397	5,986
Provision for loan losses	(4,225)	2,292
Charge-offs	2,589	(3,952)
Recoveries	291	71
Balance at end of period	3,052	4,397
Consumer [Member] | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at end of period	14,343	24,306
Consumer [Member] | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member] | Segment, Continuing Operations [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	19,205	26,383
Provision for loan losses	7,414	10,826
Allowance transferred from discontinued operations	0
Charge-offs	(15,948)	(21,622)
Recoveries	3,783	3,618
Net write-down related to loans sold	(111)	0
Balance at end of period	14,343	19,205
Consumer [Member] | UNITED STATES | Non Covered Under Loss Sharing Agreements With F D I C [Member] | Segment, Discontinued Operations [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	5,101	4,937
Provision for loan losses	(1,895)	3,571
Allowance Transferred To Continuing Operations	0
Charge-offs	(900)	(3,898)
Recoveries	94	491
Net write-downs related to loans transferred to discontinued operations	(2,400)
Balance at end of period	$ 0	$ 5,101